Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment

	December 31,	December 31,
	2021	2020
Office equipment	$1,526	$—
Furniture and fixtures	2,607	—
Property and equipment, gross	4,133	—
Less: Accumulated depreciation	(299)	—
Property and equipment, net	$3,834	$—